Capital structure and financing - C.3.2. Bank and Development Financial Institution financing (Details) Tsh in Millions							1 Months Ended																		3 Months Ended	12 Months Ended
	Dec. 20, 2019 USD ($)	Dec. 12, 2019	Nov. 19, 2019 USD ($)	Aug. 27, 2019 USD ($)	Jan. 31, 2018 USD ($)	Jul. 04, 2017 USD ($)	Dec. 31, 2020 USD ($) tranche	Nov. 30, 2020 USD ($) instument	Oct. 31, 2020 USD ($) bank	Jun. 30, 2020 USD ($)	Apr. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Feb. 29, 2020 USD ($)	Feb. 29, 2020 TZS (Tsh)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 TZS (Tsh)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TZS (Tsh)	Sep. 30, 2019	Jan. 31, 2019 PYG (₲)	Jul. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018	Oct. 31, 2015 USD ($)	Nov. 30, 2020 USD ($) instument	Dec. 31, 2020 USD ($) tranche	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)		Dec. 31, 2020 PYG (₲) tranche	Jan. 31, 2020 PYG (₲)	Nov. 19, 2019 BOB (Bs.)	Aug. 31, 2019 agreement	Jun. 30, 2019 USD ($)	Jun. 30, 2019 BOB (Bs.)	Jun. 04, 2019 USD ($)	Jun. 04, 2019 TZS (Tsh)	Apr. 30, 2019 USD ($)	Apr. 24, 2019 USD ($)	Mar. 31, 2019 USD ($)	Feb. 25, 2019 USD ($)	Feb. 25, 2019 PYG (₲)	Oct. 31, 2018 USD ($)	Jul. 31, 2018 PYG (₲)	Apr. 30, 2018 USD ($)	Jul. 04, 2017 PYG (₲)	May 30, 2017 USD ($)	Jan. 31, 2017 USD ($)	Apr. 15, 2016 USD ($)	Oct. 31, 2015 PYG (₲)
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 5,691,000,000										$ 5,972,000,000									$ 5,691,000,000	$ 5,972,000,000
Repayments of borrowings, classified as financing activities																										1,744,000,000	$ 1,157,000,000	$ 530,000,000	[1]
BOB Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings term																						7 years
Borrowings face amount																																		$ 10,000,000	Bs. 69,600,000
USD Long-Term Loans, Costa Rica
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																													$ 150,000,000
Repayments of borrowings, classified as financing activities										$ 30,000,000
USD Senior Unsecured Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																															$ 50,000,000		$ 50,000,000
Bs. Newloan
Disclosure of detailed information about borrowings [line items]
Borrowings term			4 years
Borrowings face amount			$ 11,000,000																													Bs. 78,000,000
PYG Long-Term Loan, 9%
Disclosure of detailed information about borrowings [line items]
Borrowings term																			7 years
Borrowings face amount																																									$ 57,000,000	₲ 370,000,000,000
USD Credit Agreement, Banco Nacional de Panama S.A. [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings term				5 years
Borrowings face amount				$ 75,000,000
Number of instruments | agreement																																	2
Repayments of borrowings, classified as financing activities									$ 50,000,000
USD Credit Agreement, Bank of Nova Scotia
Disclosure of detailed information about borrowings [line items]
Borrowings term				5 years
Borrowings face amount				$ 75,000,000
PYG Long-Term Loan, 10.10%
Disclosure of detailed information about borrowings [line items]
Borrowings term						5 years
Borrowings face amount						$ 66,000,000																																								₲ 367,000,000,000
PYG Long-Term Loan, 8.90%
Disclosure of detailed information about borrowings [line items]
Borrowings term																					7 years
Borrowings face amount																					$ 18,000,000																							₲ 115,000,000,000
PYG Long-Term Loan, Paraguay, 8.94%
Disclosure of detailed information about borrowings [line items]
Borrowings term																				7 years
Borrowings face amount | ₲																				₲ 177,000,000,000
MIC S.A. Loan Facility Tranche A
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																				$ 174,750,000
MIC S.A. Loan Facility Tranche B
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																				$ 45,000,000	Tsh 103,000
Itau Bank Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings term																								5 years
Borrowings face amount																								$ 40,000,000																										₲ 257,700,000,000
USD Credit Facility, El Salvador Due 2021
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																																	$ 30,000,000
USD Credit Facility, El Salvador, Due 2023 - 1
Disclosure of detailed information about borrowings [line items]
Borrowings term																							5 years
Borrowings face amount																																								$ 100,000,000
USD Credit Facility, El Salvador, Due 2023 - 3
Disclosure of detailed information about borrowings [line items]
Borrowings term					5 years
Borrowings face amount					$ 50,000,000
MIC S.A. Term Facility Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings term		66 months
Borrowings face amount																																							$ 300,000,000
Borrowings, disbursement percent																	100.00%										100.00%
Repayments of borrowings, classified as financing activities								$ 300,000,000
Proceeds from current borrowings													$ 15,000,000	Tsh 34,000	$ 15,000,000	Tsh 35,000	$ 15,000,000	Tsh 34,000
Columbia Loan Due 2024
Disclosure of detailed information about borrowings [line items]
Borrowings term	5 years
Borrowings face amount	$ 300,000,000
Total Bank and Development Financial Institution financing
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 1,353,000,000										1,817,000,000									1,353,000,000	$ 1,817,000,000
Banco Itau Paraguay S.A. Long Term Loan Maturing December 27, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings face amount															$ 24,000,000																₲ 154,600,000,000
Banco Continental S.A.EC.A Credit Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings term							2 years 6 months
Borrowings face amount							$ 29,000,000																			29,000,000				₲ 200,000,000,000
Bank Of Nova Scotia Credit Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings term							60 months
Borrowings face amount							$ 110,000,000																			$ 110,000,000
Number of tranches | tranche							2																			2				2
Repayments of borrowings, classified as financing activities							$ 85,000,000
Bank Of Nova Scotia Credit Agreement | Tranche One
Disclosure of detailed information about borrowings [line items]
Proceeds from current borrowings							85,000,000
2018 Credit Agreement With Bank Of Nova Scotia
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities										$ 150,000,000
2017 MIC S.A. Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings												$ 400,000,000
Borrowings term												6 months
Borrowings face amount																																																$ 600,000,000
Proceeds from current borrowings											$ 63,000,000	$ 337,000,000
October 2020 MIC S.A. ESG Linked Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Borrowings term									5 years
Borrowings face amount									$ 600,000,000
Number of commercial banks in transaction | bank									11
Floating interest rate | USD Long-Term Loans, Costa Rica
Disclosure of detailed information about borrowings [line items]
Borrowings							119,000,000										148,000,000									$ 119,000,000	148,000,000
Floating interest rate | USD Long-Term Loans, Tanzania
Disclosure of detailed information about borrowings [line items]
Borrowings							162,000,000										171,000,000									162,000,000	171,000,000
Floating interest rate | USD Long-Term Loans, Tanzania (Zantel)
Disclosure of detailed information about borrowings [line items]
Borrowings							41,000,000										14,000,000									41,000,000	14,000,000
Floating interest rate | USD Short-Term Loans, Luxembourg 2024, Variable
Disclosure of detailed information about borrowings [line items]
Borrowings							(5,000,000)										0									(5,000,000)	0
Floating interest rate | USD Long-Term Loans, Luxembourg 2024, Libor
Disclosure of detailed information about borrowings [line items]
Borrowings							0										298,000,000									0	298,000,000
Floating interest rate | COP Long-Term Loans, Colombia
Disclosure of detailed information about borrowings [line items]
Borrowings							262,000,000										274,000,000									262,000,000	274,000,000
Floating interest rate | USD Long-Term Loans, Colombia
Disclosure of detailed information about borrowings [line items]
Borrowings							296,000,000										295,000,000									296,000,000	295,000,000
Floating interest rate | USD Senior Unsecured Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings							118,000,000										268,000,000									118,000,000	268,000,000
Fixed interest rate | PYG Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings							137,000,000										166,000,000									137,000,000	166,000,000
Fixed interest rate | USD - Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings							185,000,000										150,000,000									185,000,000	150,000,000
Fixed interest rate | BOB Long-term loans
Disclosure of detailed information about borrowings [line items]
Borrowings							$ 37,000,000										$ 31,000,000									$ 37,000,000	$ 31,000,000
LIBOR | USD Long-Term Loans, Luxembourg 2024, Libor
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis							3.00%																			3.00%				3.00%
Interest rate and currency swap | USD Long-Term Loans, Costa Rica
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																						$ 35,000,000																$ 37,000,000
Interest rate swap | USD Long-Term Loans, Costa Rica
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																						$ 40,000,000																$ 38,000,000
Interest rate swap | Scotiabank Interest Rate Swap
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																												$ 100,000,000
Currency Swap | USD Long-Term Loans, Costa Rica
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																											$ 35,000,000
Currency Swap | Columbia Loan Due 2024
Disclosure of detailed information about borrowings [line items]
Borrowings face amount								300,000,000																	$ 300,000,000
Currency Swap | 2020 Bancolombia, JP Morgan And BBVA Cross Currency Swaps
Disclosure of detailed information about borrowings [line items]
Borrowings face amount								$ 100,000,000																	$ 100,000,000
Borrowings, interest rate								5.35%																	5.35%
Number of instruments | instument								4																	4
Average foreign exchange rate																									3.682
Currency Swap | 2020 Bancolombia, JP Morgan And BBVA Cross Currency Swaps, Individual Value Of Four
Disclosure of detailed information about borrowings [line items]
Borrowings face amount								$ 25,000,000																	$ 25,000,000

[1]	2018 was not restated for the application of IFRS 16, as the Group elected the modified retrospective approach.